Commitments and Contingency (Details Textual) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 16, 2013	Oct. 18, 2013	Oct. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Lease [Line Items]
Rent expense				$ 89,629	$ 50,487	$ 236,474	$ 163,070	$ 216,811	$ 217,817
Lease expiration date								Sep. 30, 2016
Share based compensation, options granted						575,000	575,000	575,000	575,000
Common stock options vested				160,986		160,986		626,633	583,240
Litigation settlement amount	$ 1,700,000
James Orsini [Member]
Lease [Line Items]
Litigation settlement amount								$ 10,000
Kurt Streams [Member]
Lease [Line Items]
Annual Salary		$ 200,000
Share based compensation, options granted		2,500					2,500
Common stock options vested			250,000
Options granted exercise price		$ 0.62	$ 6.20
Vesting rights description		The stock options shall vest annually in equal installments of 25,000 over a three year period commencing on November 1, 2014.
Options granted to purchase shares		75,000
Encinitas [Member]
Lease [Line Items]
Lease expiration date								Jun. 30, 2014
Rogers [Member]
Lease [Line Items]
Lease term						5 years		5 years
Jersey [Member]
Lease [Line Items]
Lease expiration date						Nov. 30, 2018		Jun. 30, 2016
Lease expiration period of stores provided on additional rentals						5 years		5 years
Boise Office [Member]
Lease [Line Items]
Lease term						38 months		38 months